Statement of Changes in Stockholders' Deficit - 1 months ended Oct. 31, 2018 - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Oct. 15, 2018
Balance, shares at Oct. 15, 2018
Shares issued for services rendered and liability for stock to be issued
Shares issued for services rendered and liability for stock to be issued, shares
Shares issued under agreements with consultants and employees		$ 200			200
Shares issued under agreements with consultants and employees, shares		2,000,000
Shares issued for cash		$ 143	199,857		200,000
Shares issued for cash, shares		1,428,571
Net loss for the month ended October 31, 2018				(12,800)	(12,800)
Balance at Oct. 31, 2018		$ 343	$ 199,857	$ (12,800)	$ 187,400
Balance, shares at Oct. 31, 2018		3,428,571